Shareholders' Equity (Stock Options Granted in 2017 and 202020) (Narrative) (Details) - $ / shares				1 Months Ended		12 Months Ended
	Jun. 14, 2023	Jul. 01, 2022	Jun. 07, 2022	Jun. 18, 2024	Jan. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options						$ 16.42	$ 35.12	$ 40.82
Share Option Plan 2013 [Member] | 47.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					121,508
Exercise price of options					$ 47.98
Expiration date					Jan. 27, 2030
Closing price to determine expiration date					$ 23.99
Share Option Plan 2013 [Member] | 35.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			26,666
Exercise price of options			$ 35.69
Expiration date			Jun. 07, 2030
Closing price to determine expiration date			$ 17.85
Share Option Plan 2013 [Member] | 34.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		50,000
Exercise price of options		$ 34.9
Expiration date		Jul. 01, 2030
Closing price to determine expiration date		$ 17.45
Share Option Plan 2013 [Member] | 35.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	137,911
Exercise price of options	$ 35.12
Expiration date	Jul. 01, 2031
Closing price to determine expiration date	$ 17.56
Share Option Plan 2013 [Member] | 16.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				410,714
Exercise price of options				$ 16.42
Expiration date				Jun. 18, 2032